(Loss)/gain on disposals - Contingent Consideration (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Jun. 30, 2016	[1]	Dec. 31, 2015	Sep. 30, 2016 [1]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Significant Acquisitions and Disposals [Line Items]
Total contingent consideration recognized	$ 5		$ 5		$ 5		$ 10			$ 15	$ 21	[2]	$ 47	[1],[2],[3]	$ 0	[2]
West Polaris earn out realized
Significant Acquisitions and Disposals [Line Items]
Total contingent consideration recognized									$ 32		8
West Polaris earn out realized | Sale of business
Significant Acquisitions and Disposals [Line Items]
Total contingent consideration recognized													32		0
West Vela earn out realized
Significant Acquisitions and Disposals [Line Items]
Total contingent consideration recognized											13		15
West Vela earn out realized | Sale of business
Significant Acquisitions and Disposals [Line Items]
Total contingent consideration recognized											$ 13		$ 15		$ 0

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[3]	Refer to Note 39 "Restatement of previously issued financial statements"